UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2554
Name of Registrant: Vanguard Money Market Reserves
Address of Registrant: P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2011 – February 29, 2012
Item 1: Reports to Shareholders

Semiannual Report | February 29, 2012

Vanguard Money Market Funds

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard AdmiralTM Treasury Money Market Fund

> For the six months ended February 29, 2012, Vanguard Prime Money Market

Fund earned a negligible return, and the Federal and Admiral Treasury Funds earned 0%.

> The Federal Reserve indicated that it expects to keep short-term interest rates near zero until at least late in 2014.

> Amid global economic and fiscal uncertainties, the funds’ advisor has enhanced its customary emphasis on the highest-quality, most liquid securities.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Prime Money Market Fund.	9
Federal Money Market Fund.	31
Admiral Treasury Money Market Fund.	41
About Your Fund’s Expenses.	50
Glossary.	52

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
	7-Day	Total
	SEC Yields	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.04%	0.01%
Institutional Shares	0.10	0.05
Money Market Funds Average		0.00
Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Federal Money Market Fund	0.01%	0.00%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Admiral Treasury Money Market Fund	0.01%	0.00%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

Since their creation about 40 years ago, money market funds have played an important role in investors’ portfolios: as a source of liquidity, stability, and yield. As we know, the Federal Reserve’s response to the financial crisis and its slow-growth aftermath has virtually eliminated the yield, and the Fed has indicated that the low rates will continue for the next three years.

But the funds continue to serve as a source of liquidity and stability. Although asset levels are down from pre-financial-crisis levels, investors have continued to entrust their money to these vehicles, which held more than $2 trillion as of February 29, 2012. Indeed, assets temporarily increased somewhat from the summer to the fall as events in the United States and Europe prompted many investors to seek safety. Vanguard Prime Money Market Fund experienced a similar pattern of cash flow. (The Vanguard Federal and Admiral Treasury Money Market Funds are closed to new investors.)

The three funds recorded zero or near-zero returns for the semiannual period. As of February 29, the Prime Money Market Fund’s 7-day SEC yield was 0.04% for Investor Shares, up from 0.03% six months earlier. Because of their lower expense ratio, the yield for Institutional Shares was higher, 0.10%, down from 0.11%. Yields of the Federal and Admiral

Treasury funds remained at 0.01%. The three money market funds maintained a net asset value of $1 per share, as is expected but not guaranteed.

As you may know, federal regulators are now considering proposals aimed at altering the way money market funds operate. Indeed, much progress has been made during the past few years as stronger regulations have benefited the industry. However, certain current proposals, such as those that would replace the funds’ $1 net asset value with a floating (i.e., variable) NAV or would require fund companies to temporarily “hold back,” a portion of redemptions could do irreparable damage to portfolios that have served savers and the U.S. economy well over the past 25 years.

We understand the regulators’ concerns—indeed, Vanguard has supported enhancements aimed at improving transparency and quality—but we hope that federal policymakers will not overreact in seeking to achieve our common goals for the industry.

Bonds’ strength confounded expectations

As the yields offered by money market funds languished, bonds produced solid returns, to the surprise of many long-time observers of the fixed income markets. At the start of the period, the yield of the

Market Barometer
	Total Returns
	Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

CPI
Consumer Price Index	0.49%	2.87%	2.27%

10-year U.S. Treasury note stood at 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10-year T-note stood at 1.97%. As yields decline, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

Notes of optimism propelled stock prices higher

U.S. stocks produced a strong double-digit return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months and indeed the past few years.

If the six-month period had started a month earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.97%. A start date two months earlier would have put the six-month return at –5.18%.

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and hope that the European Union’s latest agreement on Greek debt would help contain a threat that has menaced global markets for much of the past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.20%	0.09%	0.28%
Federal Money Market Fund	0.19	—	0.19
Admiral Treasury Money Market Fund	0.11	—	0.16

The fund expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year.
For the six months ended February 29, 2012, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.17% for Investor
Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.11%; for the Admiral Treasury Money Market Fund, 0.02%.
The expense ratios for the six months ended February 29, 2012 for the Federal Money Market Fund and the Admiral Treasury Money Market
Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Federal Money Market Fund, 0.17%; for the Admiral Treasury Money Market Fund, 0.11%.

Peer groups are: for the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market
Funds; for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

The Prime Money Market Fund sought to sidestep potential trouble

Since December 2008, when the Fed cut its target for the “federal funds” rate, a benchmark for the shortest-term interest rates, to between 0% and 0.25%, money market fund investors have contended with unusually low returns. According to the Fed’s most recent statements, this environment could persist through 2014. The Fed’s hope is that low rates will eventually encourage enough new investment and hiring to accelerate the economic expansion. As the economy strengthens, the Fed may consider raising its target rate.

In the meantime, short-term yields have hovered at the low end of the Fed’s very low target range, in part because of unease about the global economy. Investor demand for U.S. Treasury bills surged in the summer and fall as contentious negotiations continued over sovereign debt in Europe.

Amid these formidable challenges, the approach of the Vanguard Money Market Funds’ advisor, Vanguard Fixed Income Group, hasn’t changed: It seeks to obtain the highest yields available in any market environment while maintaining high credit-quality standards.

As its name implies, the Admiral Treasury Money Market Fund focuses on Treasury securities. The Federal Money Market Fund concentrates on obligations of the U.S. government, such as notes issued by the Federal National Mortgage Association

Changes in Yields
			7-Day SEC Yield
	February 29,	August 31,	February 28,
Money Market Fund	2012	2011	2011
Prime
Investor Shares	0.04%	0.03%	0.07%
Institutional Shares	0.10	0.11	0.19
Federal	0.01	0.01	0.02
Admiral Treasury	0.01	0.01	0.02

(Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac); about 20% of its assets were in U.S. Treasury bills as of February 29.

The Prime Money Market Fund invests in both government and corporate obligations. During the period, the advisor beefed up investments in U.S. Treasury bills and other U.S. government obligations, such as Fannie Mae and Freddie Mac securities. As of February 29, these accounted for almost 63% of assets in the fund, up from about 40% a year earlier.

The fund’s foreign-bank exposure currently includes only commercial paper (a type of unsecured loan) and dollar-denominated certificates of deposit issued by banks in Australia and Canada, two countries with strong fiscal profiles. Together, these represented almost 20% of the portfolio as of February 29.

Overall, domestic- and foreign-bank CDs declined to about 15% of portfolio assets, down from 33% a year earlier. Commercial paper, issued by banks and a variety of industrial and financial companies, remained roughly unchanged, in the neighborhood of 20% of assets. Rounding out the portfolio were “repurchase agreements” of U.S. government securities and municipal securities issued by state and local governments.

Best to focus on what we can control

One of the market’s surprises, as savers know only too well, is the unexpectedly low level of interest rates and the length of time they’ve been (and are expected to be)

low. Savers face a dilemma: Hold tight and wait for better days. Or seek investments that produce higher yields—but inevitably come with higher volatility. Unfortunately, there’s no easy solution to this conundrum.

The managers of the Vanguard Money Market Funds can’t control the markets. No one can. But they are very good at “controlling the controllables,” chief among them the credit quality, diversification, liquidity, and average maturity of the portfolios.

In a similar way, you too can focus on the controllables when it comes to your portfolio. We recommend diversifying both among asset classes—stocks, bonds, and “cash,” such as money market funds—and within them. The exact mix of assets should be based on your unique tolerance for risk, so that you’re ready for the ups and downs of the market, as well as your goals and time horizon. And of course, it’s important to pay attention to costs, because lower costs allow you to keep more of a portfolio’s return.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2012

Advisor’s Report

For the six months ended February 29, 2012, the Investor Shares of our Prime Money Market Fund returned 0.01% and the Institutional Shares returned 0.05%, a result of their lower expense ratio. The Federal and Admiral Treasury Money Market Funds returned 0%. The funds were in line with their peer-group averages—0% in each case.

These zero or negligible returns are, of course, a consequence of the low-interest rate policy that the Federal Reserve has maintained since the end of 2008.

The types of securities that money market funds invest in, such as U.S. Treasury bills, bank certificates of deposit, and commercial paper, are particularly sensitive to traditional Fed policy, both when the central bank seeks to push rates down, as now, and when it seeks to push rates up. (I refer to “traditional” policy because last September the Fed began a novel policy of buying bonds in an attempt to lower longer-term interest rates as well; the policy appears to be having an effect.)

The outlook for interest rates

The outlook for short-term interest rates is more of the same, according to the Federal Open Market Committee (FOMC), the Fed’s rate-setting arm. In yet another departure from historical policy, in January the FOMC began publishing its interest rate forecast. The committee said then that economic slack and a “subdued” inflation outlook suggested that short-term rates would remain at their record lows “at least through late 2014.”

The FOMC also said that two-thirds of its members expected the Federal Reserve to begin tightening monetary policy—i.e., boosting interest rates—by the end of 2014. Roughly half of the committee members seemed to think that multiple rate hikes would be in order by then.

Investing in a global market

In making our investment decisions, we focus on the highest-quality securities and seek to mitigate risk wherever we can. Because the market for money market investments is global, we have paid special attention to the ongoing European debt crisis, which has put pressure on European banks and their ratings.

For the Prime Money Market Fund, rather than trying to pick the “winners” among European banks, we have chosen to stay on the sidelines given the potential for negative market events. This hasn’t been an issue for the Admiral Treasury and Federal Money Market Funds because of their mandate to focus on high-quality Treasury and government debt obligations.

Recently, the central bank for the European Union took extraordinary measures to make liquidity available to European banks, which helped address their near-term funding needs. Yet, the fundamental issues in Europe remain largely unchanged by these operations. We will continue to monitor conditions and adjust our stance when appropriate.

Domestically, we are encouraged by improving trends in employment, but the pace still leaves the financial markets vulnerable to market shocks.

Managing the funds

The uncertainties in Europe have broader market implications. Credit conditions are likely to remain under pressure, affecting not just European banks but also U.S. enterprises with global operations. The result has been fewer investment opportunities for the Prime Money Market Fund in traditional money market sectors.

We had eliminated the fund’s exposure to banks in the most fiscally stressed European countries well before the current reporting period began, and over the past six months we removed our remaining exposure to European banks. We replaced those holdings with high concentrations in U.S. Treasury and agency securities. Our current bank-sector investments are commercial paper and dollar-denominated certificates of deposit of financially strong Australian and Canadian banking institutions.

As always, our funds remain conservatively positioned. Given the heightened uncertainty in today’s market environment, we remain particularly cautious and watchful.

David R. Glocke
Vanguard Fixed Income Group
March 20, 2012

Prime Money Market Fund

Fund Profile
As of February 29, 2012

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.20%	0.09%
7-Day SEC Yield	0.04%	0.10%
Average Weighted
Maturity	58 days	58 days

Sector Diversification (% of portfolio)
Commercial Paper	11.6%
Certificates of Deposit	6.2
Yankee/Foreign	15.4
Other	4.3
U.S. Treasury Bills	18.4
U.S. Government Agency Obligations	42.0
Repurchase Agreements	2.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.17% for Investor Shares and 0.09% for Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2001, Through February 29, 2012
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2002	2.09%	1.40%
2003	1.12	0.60
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.01	0.00
7-day SEC yield (2/29/2012): 0.04%
Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.05%	1.69%	1.99%
Institutional Shares	10/3/1989	0.14	1.83	2.17

See Financial Highlights for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (62.9%)
2	Fannie Mae Discount Notes	0.090%	3/1/12	1,000,000	1,000,000
2	Fannie Mae Discount Notes	0.090%	3/2/12	1,000,000	999,997
2	Fannie Mae Discount Notes	0.025%–0.105%	3/14/12	170,541	170,536
2	Fannie Mae Discount Notes	0.030%–0.100%	4/2/12	200,149	200,137
2	Fannie Mae Discount Notes	0.030%–0.100%	4/4/12	235,775	235,755
2	Fannie Mae Discount Notes	0.045%–0.100%	4/11/12	293,000	292,974
2	Fannie Mae Discount Notes	0.070%	4/16/12	20,000	19,998
2	Fannie Mae Discount Notes	0.045%–0.100%	4/18/12	337,500	337,458
2	Fannie Mae Discount Notes	0.070%–0.100%	4/25/12	133,379	133,363
2	Fannie Mae Discount Notes	0.070%–0.090%	5/2/12	327,800	327,754
2	Fannie Mae Discount Notes	0.070%	5/9/12	25,000	24,997
2	Fannie Mae Discount Notes	0.065%	5/21/12	1,495,000	1,494,781
2	Fannie Mae Discount Notes	0.070%	6/6/12	17,800	17,797
2	Fannie Mae Discount Notes	0.070%	6/13/12	55,000	54,989
2	Fannie Mae Discount Notes	0.080%	6/20/12	276,000	275,932
2	Fannie Mae Discount Notes	0.081%	6/25/12	95,793	95,768
2	Fannie Mae Discount Notes	0.081%	6/27/12	320,000	319,915
2	Fannie Mae Discount Notes	0.085%	7/18/12	250,000	249,918
3	Federal Home Loan Bank Discount Notes	0.025%–0.100%	3/2/12	447,655	447,654
3	Federal Home Loan Bank Discount Notes	0.025%–0.030%	3/9/12	908,766	908,761
3	Federal Home Loan Bank Discount Notes	0.020%–0.040%	3/14/12	672,558	672,552
3	Federal Home Loan Bank Discount Notes	0.025%–0.085%	3/16/12	700,000	699,983
3	Federal Home Loan Bank Discount Notes	0.030%	3/21/12	143,000	142,998
3	Federal Home Loan Bank Discount Notes	0.045%	3/28/12	456,000	455,985
3	Federal Home Loan Bank Discount Notes	0.030%–0.100%	4/4/12	808,802	808,776
3	Federal Home Loan Bank Discount Notes	0.030%–0.100%	4/9/12	863,000	862,957
3	Federal Home Loan Bank Discount Notes	0.050%	4/11/12	217,000	216,988
3	Federal Home Loan Bank Discount Notes	0.045%–0.050%	4/13/12	476,400	476,373
3	Federal Home Loan Bank Discount Notes	0.045%–0.100%	4/18/12	276,500	276,478
3	Federal Home Loan Bank Discount Notes	0.050%	4/20/12	1,633,100	1,632,987
3	Federal Home Loan Bank Discount Notes	0.050%–0.080%	4/25/12	269,439	269,411
3	Federal Home Loan Bank Discount Notes	0.070%–0.100%	4/27/12	406,931	406,877
3	Federal Home Loan Bank Discount Notes	0.080%	5/1/12	35,647	35,642
3	Federal Home Loan Bank Discount Notes	0.070%–0.090%	5/2/12	1,011,499	1,011,359
3	Federal Home Loan Bank Discount Notes	0.070%–0.100%	5/4/12	1,494,070	1,493,814

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.100%	5/9/12	79,000	78,985
3	Federal Home Loan Bank Discount Notes	0.070%–0.120%	5/11/12	436,618	436,548
3	Federal Home Loan Bank Discount Notes	0.070%–0.156%	5/16/12	668,200	668,020
3	Federal Home Loan Bank Discount Notes	0.080%	6/20/12	100,000	99,975
3	Federal Home Loan Bank Discount Notes	0.080%	6/22/12	216,805	216,750
[2,4]	Federal Home Loan Mortgage Corp.	0.185%	8/24/12	2,515,000	2,514,419
[2,4]	Federal Home Loan Mortgage Corp.	0.213%	2/4/13	1,000,000	999,526
[2,4]	Federal Home Loan Mortgage Corp.	0.205%	3/21/13	907,000	906,516
[2,4]	Federal Home Loan Mortgage Corp.	0.213%	5/6/13	980,000	979,443
[2,4]	Federal Home Loan Mortgage Corp.	0.214%	6/3/13	950,000	949,517
[2,4]	Federal Home Loan Mortgage Corp.	0.196%	6/17/13	83,000	82,946
[2,4]	Federal National Mortgage Assn.	0.266%	8/23/12	1,455,500	1,455,288
[2,4]	Federal National Mortgage Assn.	0.276%	9/17/12	988,000	987,891
[2,4]	Federal National Mortgage Assn.	0.266%	11/23/12	1,772,795	1,772,402
[2,4]	Federal National Mortgage Assn.	0.276%	12/20/12	494,500	494,419
[2,4]	Federal National Mortgage Assn.	0.274%	12/28/12	219,000	218,963
[2,4]	Federal National Mortgage Assn.	0.244%	8/12/13	1,000,000	999,560
[2,4]	Federal National Mortgage Assn.	0.230%	11/8/13	1,250,000	1,249,360
[2,4]	Federal National Mortgage Assn.	0.221%	11/14/13	1,000,000	999,494
2	Freddie Mac Discount Notes	0.094%–0.105%	3/5/12	959,315	959,305
2	Freddie Mac Discount Notes	0.105%	3/6/12	37,400	37,399
2	Freddie Mac Discount Notes	0.100%–0.105%	3/12/12	335,000	334,989
2	Freddie Mac Discount Notes	0.090%	3/19/12	200,000	199,991
2	Freddie Mac Discount Notes	0.045%	3/28/12	231,363	231,355
2	Freddie Mac Discount Notes	0.030%–0.100%	4/2/12	288,500	288,490
2	Freddie Mac Discount Notes	0.030%	4/3/12	180,355	180,350
2	Freddie Mac Discount Notes	0.050%	4/4/12	139,500	139,493
2	Freddie Mac Discount Notes	0.100%	4/9/12	502,150	502,096
2	Freddie Mac Discount Notes	0.030%–0.100%	4/10/12	222,010	221,994
2	Freddie Mac Discount Notes	0.100%	4/16/12	198,500	198,475
2	Freddie Mac Discount Notes	0.050%–0.070%	4/23/12	389,065	389,032
2	Freddie Mac Discount Notes	0.070%–0.080%	4/30/12	673,502	673,415
2	Freddie Mac Discount Notes	0.070%	5/7/12	253,200	253,167
2	Freddie Mac Discount Notes	0.120%	5/14/12	303,041	302,966
2	Freddie Mac Discount Notes	0.070%	5/16/12	90,000	89,987
2	Freddie Mac Discount Notes	0.070%	6/4/12	77,990	77,976
2	Freddie Mac Discount Notes	0.070%	6/11/12	49,000	48,990
2	Freddie Mac Discount Notes	0.080%	6/18/12	167,500	167,459
2	Freddie Mac Discount Notes	0.085%	7/23/12	53,847	53,829
	United States Treasury Bill	0.015%	3/8/12	285,801	285,800
	United States Treasury Bill	0.113%	3/15/12	1,000,000	999,956
	United States Treasury Bill	0.060%	3/22/12	300,000	299,989
	United States Treasury Bill	0.026%–0.100%	3/29/12	2,880,000	2,879,832
	United States Treasury Bill	0.032%	4/19/12	500,000	499,979
	United States Treasury Bill	0.043%–0.050%	4/26/12	1,020,000	1,019,931
	United States Treasury Bill	0.040%–0.068%	5/3/12	2,046,000	2,045,792
	United States Treasury Bill	0.080%–0.081%	5/10/12	1,392,000	1,391,782
	United States Treasury Bill	0.095%	5/17/12	1,190,000	1,189,758
	United States Treasury Bill	0.065%–0.090%	5/24/12	2,350,000	2,349,617
	United States Treasury Bill	0.108%–0.111%	5/31/12	4,013,000	4,011,886
	United States Treasury Bill	0.105%–0.115%	6/7/12	1,055,000	1,054,687
	United States Treasury Bill	0.095%	7/12/12	500,000	499,824
	United States Treasury Bill	0.118%	8/2/12	500,000	499,749
	United States Treasury Bill	0.121%	8/9/12	500,000	499,729
	United States Treasury Bill	0.125%–0.130%	8/16/12	1,250,000	1,249,247
	United States Treasury Bill	0.123%–0.125%	8/23/12	950,000	949,425

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	3/15/12	847,000	847,420
United States Treasury Note/Bond	1.000%	3/31/12	940,000	940,710
United States Treasury Note/Bond	4.500%	3/31/12	200,000	200,724
United States Treasury Note/Bond	1.375%	4/15/12	2,232,000	2,235,535
United States Treasury Note/Bond	1.375%	5/15/12	904,000	906,415
United States Treasury Note/Bond	0.750%	5/31/12	110,000	110,182
United States Treasury Note/Bond	1.875%	6/15/12	100,000	100,517
United States Treasury Note/Bond	1.500%	7/15/12	1,983,000	1,993,405
United States Treasury Note/Bond	1.750%	8/15/12	2,650,000	2,670,199
United States Treasury Note/Bond	4.375%	8/15/12	1,100,000	1,121,601
United States Treasury Note/Bond	4.125%	8/31/12	100,000	102,005
Total U.S. Government and Agency Obligations (Cost $71,488,140)				71,488,140
Commercial Paper (18.9%)
Finance—Auto (1.5%)
American Honda Finance Corp.	0.240%–0.250%	3/2/12	74,800	74,800
American Honda Finance Corp.	0.250%	3/6/12	98,000	97,997
American Honda Finance Corp.	0.190%–0.210%	4/3/12	139,000	138,975
American Honda Finance Corp.	0.180%	4/4/12	51,000	50,991
American Honda Finance Corp.	0.160%	4/16/12	146,628	146,598
American Honda Finance Corp.	0.190%–0.210%	4/17/12	91,500	91,476
American Honda Finance Corp.	0.160%	4/18/12	20,900	20,896
American Honda Finance Corp.	0.190%	5/2/12	29,000	28,991
Toyota Credit Canada Inc.	0.531%	3/20/12	49,500	49,486
Toyota Motor Credit Corp.	0.542%	4/5/12	26,000	25,986
Toyota Motor Credit Corp.	0.542%	4/9/12	169,000	168,901
Toyota Motor Credit Corp.	0.552%	4/17/12	31,500	31,477
Toyota Motor Credit Corp.	0.582%	5/15/12	51,000	50,938
Toyota Motor Credit Corp.	0.572%	5/16/12	137,500	137,335
Toyota Motor Credit Corp.	0.552%	6/1/12	207,000	206,709
Toyota Motor Credit Corp.	0.552%	6/4/12	109,000	108,842
Toyota Motor Credit Corp.	0.481%	6/11/12	99,000	98,865
Toyota Motor Credit Corp.	0.431%	8/24/12	45,750	45,654
Toyota Motor Credit Corp.	0.431%	8/27/12	112,500	112,259
				1,687,176
Finance—Other (6.5%)
5 Chariot Funding LLC	0.220%	4/5/12	42,000	41,991
5 Chariot Funding LLC	0.210%	4/9/12	80,000	79,982
5 Chariot Funding LLC	0.210%	4/10/12	72,000	71,983
5 Chariot Funding LLC	0.210%	4/11/12	40,300	40,290
5 Chariot Funding LLC	0.190%	5/7/12	60,000	59,979
5 Chariot Funding LLC	0.190%	5/8/12	78,800	78,772
5 Chariot Funding LLC	0.200%	5/10/12	30,500	30,488
5 Chariot Funding LLC	0.190%	5/14/12	99,000	98,961
5 Chariot Funding LLC	0.190%	5/18/12	55,000	54,977
General Electric Capital Corp.	0.341%	3/19/12	500,000	499,915
General Electric Capital Corp.	0.371%	4/10/12	149,000	148,939
General Electric Capital Corp.	0.371%	4/11/12	371,000	370,844
General Electric Capital Corp.	0.371%	4/12/12	371,000	370,840
General Electric Capital Corp.	0.391%	5/16/12	495,000	494,593
General Electric Capital Corp.	0.381%	6/11/12	150,000	149,839
General Electric Capital Corp.	0.381%	6/18/12	253,000	252,709
General Electric Capital Corp.	0.381%	6/19/12	250,000	249,710
General Electric Capital Corp.	0.310%	7/9/12	200,000	199,776
General Electric Capital Services Inc.	0.381%	4/10/12	396,000	395,833

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	General Electric Capital Services Inc.	0.401%	5/7/12	99,000	98,926
5	Govco LLC	0.441%	3/6/12	75,000	74,996
5	Govco LLC	0.431%	3/12/12	82,000	81,989
5	Govco LLC	0.431%	3/14/12	82,000	81,987
5	Govco LLC	0.400%	3/15/12	100,000	99,985
5	Govco LLC	0.410%	3/16/12	123,000	122,979
5	Govco LLC	0.400%	3/19/12	100,000	99,980
5	Govco LLC	0.370%	3/20/12	247,400	247,352
5	Govco LLC	0.400%	3/22/12	12,000	11,997
5	Govco LLC	0.320%	4/9/12	34,000	33,988
5	Govco LLC	0.290%	5/1/12	100,000	99,951
5	Govco LLC	0.300%	5/7/12	130,000	129,927
5	Govco LLC	0.300%	5/8/12	100,000	99,943
5	Govco LLC	0.300%	5/9/12	60,000	59,966
5	Govco LLC	0.300%	5/15/12	200,000	199,875
5	Jupiter Securitization Co. LLC	0.220%	4/5/12	42,000	41,991
5	Jupiter Securitization Co. LLC	0.210%	4/10/12	50,000	49,988
5	Jupiter Securitization Co. LLC	0.190%	5/8/12	92,000	91,967
5	Jupiter Securitization Co. LLC	0.190%	5/9/12	19,750	19,743
5	Old Line Funding LLC	0.220%	3/1/12	74,000	74,000
5	Old Line Funding LLC	0.220%	3/5/12	266,000	265,994
5	Old Line Funding LLC	0.220%	3/6/12	60,000	59,998
5	Old Line Funding LLC	0.220%	3/7/12	62,492	62,490
5	Old Line Funding LLC	0.220%–0.230%	3/12/12	213,600	213,585
5	Old Line Funding LLC	0.220%	3/13/12	41,000	40,997
5	Old Line Funding LLC	0.220%	3/15/12	149,000	148,987
5	Old Line Funding LLC	0.220%	3/19/12	198,000	197,978
5	Old Line Funding LLC	0.220%	3/28/12	41,000	40,993
5	Old Line Funding LLC	0.220%	4/2/12	39,600	39,592
5	Old Line Funding LLC	0.210%	4/4/12	24,000	23,995
5	Old Line Funding LLC	0.210%	4/9/12	38,000	37,991
5	Old Line Funding LLC	0.210%	4/16/12	51,000	50,986
5	Old Line Funding LLC	0.210%	4/17/12	120,300	120,267
5	Old Line Funding LLC	0.210%	4/18/12	93,700	93,674
5	Old Line Funding LLC	0.210%	4/26/12	39,000	38,987
5	Old Line Funding LLC	0.200%	5/3/12	120,000	119,958
5	Old Line Funding LLC	0.190%	5/7/12	31,000	30,989
5	Old Line Funding LLC	0.200%	5/10/12	65,000	64,975
5	Old Line Funding LLC	0.200%	5/14/12	56,044	56,021
5	Old Line Funding LLC	0.200%	5/18/12	51,000	50,978
5	Old Line Funding LLC	0.200%	5/25/12	86,059	86,018
5	Straight-A Funding LLC	0.180%	5/25/12	26,500	26,489
					7,383,893
Foreign Banks (4.2%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.326%	8/17/12	138,000	137,988
5	Australia & New Zealand Banking Group, Ltd.	0.456%	3/27/12	297,000	296,902
5	Australia & New Zealand Banking Group, Ltd.	0.451%	4/4/12	298,250	298,123
5	Australia & New Zealand Banking Group, Ltd.	0.456%	4/5/12	500,000	499,777
5	Australia & New Zealand Banking Group, Ltd.	0.461%	4/10/12	150,000	149,923
5	Australia & New Zealand Banking Group, Ltd.	0.501%	5/10/12	316,000	315,693
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/27/12	198,000	197,655
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/29/12	56,000	55,902
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/30/12	189,600	189,265
5	Commonwealth Bank of Australia	0.461%	3/15/12	500,000	499,911
5	Commonwealth Bank of Australia	0.486%	3/19/12	500,000	499,879

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
5	Commonwealth Bank of Australia	0.341%	9/4/12	225,000	224,603
[4,5]	Westpac Banking Corp.	0.404%	4/11/12	500,000	500,000
[4,5]	Westpac Banking Corp.	0.398%	7/16/12	404,000	404,000
5	Westpac Banking Corp.	0.401%	8/7/12	494,000	493,127
					4,762,748
Foreign Governments (0.2%)
	Province of Ontario	0.150%	5/22/12	30,000	29,990
5	Quebec	0.100%	3/13/12	50,000	49,998
5	Quebec	0.100%	3/16/12	45,600	45,598
5	Quebec	0.100%	3/19/12	38,000	37,998
5	Quebec	0.080%	3/21/12	27,500	27,499
					191,083
Foreign Industrial (2.5%)
5	Nestle Capital Corp.	0.090%	3/13/12	41,000	40,999
5	Nestle Capital Corp.	0.170%	4/11/12	49,000	48,991
5	Nestle Capital Corp.	0.170%	4/13/12	49,500	49,490
5	Nestle Capital Corp.	0.170%	4/16/12	99,000	98,978
5	Nestle Capital Corp.	0.230%	5/17/12	49,500	49,476
5	Nestle Capital Corp.	0.331%	7/16/12	98,000	97,877
5	Nestle Capital Corp.	0.281%	7/23/12	39,000	38,956
5	Nestle Capital Corp.	0.291%	10/9/12	742,000	740,673
5	Nestle Capital Corp.	0.291%	10/16/12	50,000	49,908
5	Nestle Capital Corp.	0.291%	10/17/12	98,000	97,818
5	Nestle Capital Corp.	0.301%	10/26/12	247,500	247,007
	Nestle Finance International Ltd.	0.291%	10/12/12	153,000	152,723
	Nestle Finance International Ltd.	0.291%	10/15/12	150,000	149,724
	Nestle Finance International Ltd.	0.301%	10/26/12	45,000	44,910
	Nestle Finance International Ltd.	0.301%	11/1/12	97,000	96,802
5	Texas Instruments International
	Management Co Sarl.	0.110%	3/12/12	245,000	244,992
5	Total Capital Canada, Ltd.	0.110%	3/9/12	250,000	249,994
5	Total Capital Canada, Ltd.	0.090%	3/15/12	128,800	128,795
5	Total Capital Canada, Ltd.	0.100%	3/23/12	18,000	17,999
5	Total Capital Canada, Ltd.	0.150%–0.155%	5/17/12	192,000	191,938
					2,838,050
Industrial (4.0%)
	General Electric Co.	0.110%	3/6/12	250,000	249,996
	General Electric Co.	0.110%	3/7/12	500,000	499,991
5	Google Inc.	0.120%	6/8/12	75,000	74,975
5	Johnson & Johnson	0.060%	3/21/12	199,000	198,993
5	Johnson & Johnson	0.070%	4/2/12	16,000	15,999
5	Procter & Gamble Co.	0.110%	3/1/12	81,500	81,500
5	Procter & Gamble Co.	0.120%	3/2/12	65,000	65,000
5	Procter & Gamble Co.	0.130%	3/12/12	197,800	197,792
5	Procter & Gamble Co.	0.140%	3/13/12	445,000	444,979
5	Procter & Gamble Co.	0.140%	3/14/12	99,000	98,995
5	Procter & Gamble Co.	0.080%	3/19/12	196,511	196,503
5	Procter & Gamble Co.	0.130%	5/11/12	543,700	543,561
5	The Coca-Cola Co.	0.115%	3/14/12	96,500	96,496
5	The Coca-Cola Co.	0.120%	3/21/12	82,000	81,995
5	The Coca-Cola Co.	0.120%	3/22/12	185,000	184,987
5	The Coca-Cola Co.	0.120%	4/17/12	167,000	166,974
5	The Coca-Cola Co.	0.120%	4/18/12	200,000	199,968
5	The Coca-Cola Co.	0.120%	4/19/12	99,000	98,984

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 The Coca-Cola Co.	0.120%	4/24/12	150,000	149,973
5 The Coca-Cola Co.	0.120%	4/25/12	100,000	99,982
5 The Coca-Cola Co.	0.170%	5/17/12	49,500	49,482
5 The Coca-Cola Co.	0.160%	5/24/12	39,000	38,985
5 The Coca-Cola Co.	0.160%	5/25/12	78,000	77,971
5 The Coca-Cola Co.	0.170%	6/1/12	175,000	174,924
5 The Coca-Cola Co.	0.170%	6/5/12	99,000	98,955
5 Wal-Mart Stores, Inc.	0.070%	3/26/12	29,299	29,298
5 Wal-Mart Stores, Inc.	0.090%	4/25/12	41,500	41,494
5 Wal-Mart Stores, Inc.	0.140%	4/27/12	73,000	72,984
5 Wal-Mart Stores, Inc.	0.160%	5/17/12	116,000	115,960
5 Wal-Mart Stores, Inc.	0.160%	5/18/12	140,000	139,951
				4,587,647
Total Commercial Paper (Cost $21,450,597)				21,450,597
Certificates of Deposit (15.5%)
Domestic Banks (1.1%)
Branch Banking & Trust Co.	0.240%	4/2/12	162,000	162,000
Branch Banking & Trust Co.	0.200%	4/9/12	120,000	120,000
Branch Banking & Trust Co.	0.200%	4/10/12	242,000	242,000
Branch Banking & Trust Co.	0.200%	4/17/12	156,300	156,300
Branch Banking & Trust Co.	0.200%	4/18/12	200,000	200,000
Branch Banking & Trust Co.	0.200%	4/19/12	113,000	113,000
Branch Banking & Trust Co.	0.190%	4/26/12	80,000	80,000
Branch Banking & Trust Co.	0.190%	4/26/12	80,000	80,000
Branch Banking & Trust Co.	0.190%	4/27/12	156,000	156,000
				1,309,300
Eurodollar Certificates of Deposit (5.3%)
Australia & New Zealand Banking Group, Ltd.	0.455%	4/5/12	500,000	500,000
Australia & New Zealand Banking Group, Ltd.	0.470%	4/25/12	265,000	265,000
Australia & New Zealand Banking Group, Ltd.	0.500%	5/2/12	148,000	148,000
Australia & New Zealand Banking Group, Ltd.	0.500%	5/4/12	100,000	100,000
Australia & New Zealand Banking Group, Ltd.	0.360%	8/9/12	250,000	250,000
Commonwealth Bank of Australia	0.310%	3/6/12	155,000	155,000
Commonwealth Bank of Australia	0.310%	3/12/12	200,000	200,000
Commonwealth Bank of Australia	0.500%	5/18/12	500,000	500,000
Commonwealth Bank of Australia	0.390%	8/8/12	180,000	180,000
Commonwealth Bank of Australia	0.390%	8/9/12	400,000	400,000
Commonwealth Bank of Australia	0.380%	8/17/12	248,000	248,000
Commonwealth Bank of Australia	0.370%	8/23/12	495,000	495,000
National Australia Bank Ltd.	0.380%	3/13/12	145,000	145,000
4 National Australia Bank Ltd.	0.390%	8/14/12	745,000	745,000
4 National Australia Bank Ltd.	0.389%	8/15/12	445,000	445,000
National Australia Bank Ltd.	0.230%	4/10/12	1,000,000	1,000,000
National Australia Bank Ltd.	0.400%	8/1/12	200,000	200,000
				5,976,000
Yankee Certificates of Deposit (9.1%)
Bank of Montreal (Chicago Branch)	0.230%	3/1/12	475,000	475,000
Bank of Montreal (Chicago Branch)	0.230%	3/5/12	500,000	500,000
Bank of Montreal (Chicago Branch)	0.190%	5/7/12	399,000	399,000
Bank of Montreal (Chicago Branch)	0.200%	5/17/12	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.260%	3/5/12	8,000	8,000
Bank of Nova Scotia (Houston Branch)	0.280%	3/19/12	440,000	440,000
Bank of Nova Scotia (Houston Branch)	0.460%	5/2/12	400,000	400,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Bank of Nova Scotia (Houston Branch)	0.460%	5/8/12	1,000,000	1,000,000
Bank of Nova Scotia (Houston Branch)	0.490%	5/15/12	600,000	600,000
Bank of Nova Scotia (Houston Branch)	0.480%	5/18/12	450,000	450,000
Bank of Nova Scotia (Houston Branch)	0.520%	5/29/12	64,000	64,000
Bank of Nova Scotia (Houston Branch)	0.360%	8/24/12	450,000	450,000
4 National Australia Bank (New York Branch)	0.395%	4/20/12	880,000	880,000
Toronto Dominion Bank (New York Branch)	0.200%	3/26/12	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.380%	4/3/12	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.380%	4/4/12	247,000	247,000
Toronto Dominion Bank (New York Branch)	0.370%	4/17/12	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.380%	5/1/12	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.210%	5/8/12	42,500	42,502
Toronto Dominion Bank (New York Branch)	0.390%	5/8/12	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.280%	8/23/12	344,000	344,000
Toronto Dominion Bank (New York Branch)	0.280%	8/24/12	500,000	500,000
Westpac Banking Corp. (New York Branch)	0.470%	3/16/12	500,000	500,000
4 Westpac Banking Corp. (New York Branch)	0.414%	5/3/12	350,000	350,000
				10,384,502
Total Certificates of Deposit (Cost $17,669,802)				17,669,802
Repurchase Agreements (2.1%)
Goldman Sachs & Co. (Dated 2/29/12,
Repurchase Value $55,000,000, collateralized
by U.S. Treasury Inflation Indexed Note/Bond
2.625%–3.375%, 7/15/17–4/15/32)	0.160%	3/1/12	55,000	55,000
JP Morgan Securities LLC (Dated 2/29/12,
Repurchase Value $300,001,000, collateralized
by U.S. Treasury Note/Bond 1.375%–2.375%,
6/30/18–9/30/18)	0.120%	3/1/12	300,000	300,000
JP Morgan Securities LLC (Dated 2/29/12,
Repurchase Value $300,001,000, collateralized
by U.S. Treasury Note/Bond 2.000%–2.375%,
6/30/18–2/15/22)	0.120%	3/1/12	300,000	300,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 2/29/12, Repurchase Value $541,139,000,
collateralized by U.S. Treasury Note/Bond
0.750%–2.875%, 9/15/13–3/31/18)	0.150%	3/1/12	541,137	541,137
RBC Capital Markets LLC (Dated 2/29/12,
Repurchase Value $1,245,004,000, collateralized
by U.S. Treasury Inflation Indexed Note/Bond
1.250%–3.875%, 7/15/15–4/15/29 and
U.S. Treasury Note/Bond 0.750%–4.375%,
3/31/13–5/15/41)	0.110%	3/1/12	1,245,000	1,245,000
Total Repurchase Agreements (Cost $2,441,137)				2,441,137

			Shares
Money Market Fund (1.5%)
6 Vanguard Municipal Cash Management Fund
(Cost $1,649,381)	0.133%		1,649,381,011	1,649,381

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Tax-Exempt Municipal Bonds (2.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.110%	3/7/12	19,500	19,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.120%	3/7/12	35,955	35,955
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.130%	3/7/12	38,715	38,715
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project) VRDO	0.130%	3/7/12	79,000	79,000
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District
Revenue VRDO	0.150%	3/7/12	29,800	29,800
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.160%	3/7/12	16,575	16,575
Buffalo NY Municipal Water System Revenue
VRDO	0.120%	3/7/12	12,000	12,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.100%	3/7/12	9,265	9,265
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.120%	3/7/12	18,900	18,900
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.140%	3/7/12	22,100	22,100
Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.110%	3/7/12	9,700	9,700
Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.130%	3/7/12	27,500	27,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.130%	3/7/12	23,500	23,500
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.160%	3/7/12	11,200	11,200
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.120%	3/7/12	10,000	10,000
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	3/7/12	18,355	18,355
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.100%	3/7/12	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.130%	3/7/12	62,150	62,150
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.140%	3/7/12	76,100	76,100
District of Columbia Revenue
(Georgetown University) VRDO	0.160%	3/7/12	7,575	7,575
District of Columbia Revenue
(Georgetown University) VRDO	0.160%	3/7/12	17,200	17,200
District of Columbia Revenue
(Washington Drama Society) VRDO	0.210%	3/7/12	20,375	20,375
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.150%	3/7/12	10,600	10,600

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Greenville County SC Hospital System
Revenue VRDO	0.130%	3/7/12	13,000	13,000
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.140%	3/7/12	12,255	12,255
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.160%	3/7/12	42,000	42,000
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.130%	3/7/12	42,500	42,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.130%	3/7/12	15,500	15,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.150%	3/7/12	29,205	29,205
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.150%	3/7/12	16,300	16,300
Illinois Finance Authority Revenue
(Carle Foundation) VRDO	0.130%	3/7/12	31,905	31,905
Illinois Finance Authority Revenue
(Ingalls Health System) VRDO	0.110%	3/7/12	43,000	43,000
Illinois Finance Authority Revenue
(Little Co. of Mary Hospital &
Health Care Centers) VRDO	0.120%	3/7/12	17,815	17,815
Illinois Finance Authority Revenue
(Museum of Science & Industry) VRDO	0.140%	3/7/12	13,000	13,000
Indiana Development Finance Authority
EducationalFacilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.130%	3/7/12	14,400	14,400
Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.160%	3/7/12	22,790	22,790
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.
Obligated Group) VRDO	0.130%	3/7/12	39,340	39,340
Indiana Finance Authority Revenue
(Lease Appropriation) VRDO	0.130%	3/7/12	15,075	15,075
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group) VRDO	0.100%	3/7/12	25,035	25,035
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.140%	3/7/12	17,200	17,200
Los Angeles CA Wastewater System Revenue
VRDO	0.120%	3/7/12	20,400	20,400
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.100%	3/7/12	49,365	49,365
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.110%	3/7/12	18,855	18,855
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.160%	3/7/12	11,650	11,650
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.130%	3/7/12	15,130	15,130
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.130%	3/7/12	30,160	30,160

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.140%	3/7/12	40,000	40,000
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.110%	3/7/12	21,900	21,900
Massachusetts Health & Educational
Facilities Authority Revenue (Dana Farber
Cancer Institute) VRDO	0.150%	3/7/12	9,015	9,015
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.110%	3/7/12	19,320	19,320
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.120%	3/7/12	43,100	43,100
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project) VRDO	0.120%	3/7/12	25,350	25,350
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.150%	3/7/12	12,700	12,700
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.130%	3/7/12	32,595	32,595
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.120%	3/7/12	21,800	21,800
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.120%	3/7/12	15,000	15,000
Mississippi Business Finance Corp. Health Care
Facilities Revenue (Rush Medical Foundation
Project) VRDO	0.130%	3/7/12	7,500	7,500
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(BJC Health System) VRDO	0.130%	3/7/12	18,000	18,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(SSM Health System) VRDO	0.120%	3/7/12	83,775	83,775
Nassau NY Health Care Corp. VRDO	0.120%	3/7/12	15,000	15,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/12	19,600	19,600
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.110%	3/7/12	32,800	32,800
New York City NY GO VRDO	0.110%	3/7/12	21,000	21,000
New York City NY GO VRDO	0.130%	3/7/12	10,175	10,175
New York City NY GO VRDO	0.130%	3/7/12	29,825	29,825
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.100%	3/7/12	39,505	39,505
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.100%	3/7/12	21,980	21,980
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.130%	3/7/12	8,100	8,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.130%	3/7/12	31,300	31,300
New York City NY Industrial Development
Agency Civic Facility Revenue
(New York Law School) VRDO	0.150%	3/7/12	14,885	14,885

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.100%	3/7/12	48,500	48,500
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.130%	3/7/12	18,000	18,000
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.100%	3/7/12	20,500	20,500
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.130%	3/7/12	42,300	42,300
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.110%	3/7/12	37,000	37,000
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.130%	3/7/12	17,300	17,300
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.110%	3/7/12	31,500	31,500
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.130%	3/7/12	12,800	12,800
New York State Housing Finance Agency
Housing Revenue (Clinton Green–South)
VRDO	0.130%	3/7/12	11,625	11,625
New York State Housing Finance Agency
Housing Revenue (Clinton Green North) VRDO	0.130%	3/7/12	31,845	31,845
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.140%	3/7/12	24,500	24,500
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.110%	3/7/12	37,935	37,935
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.110%	3/7/12	25,000	25,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.130%	3/7/12	10,375	10,375
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.140%	3/7/12	11,750	11,750
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.160%	3/7/12	11,470	11,470
North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)
VRDO	0.150%	3/7/12	27,500	27,500
North Texas Tollway Authority System
Revenue VRDO	0.140%	3/7/12	35,100	35,100
Oakland University of Michigan Revenue VRDO	0.140%	3/7/12	8,900	8,900
Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) VRDO	0.140%	3/7/12	11,100	11,100
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.110%	3/7/12	25,000	25,000
Ohio State University General Receipts
Revenue VRDO	0.100%	3/7/12	115,300	115,300
Ohio State University General Receipts
Revenue VRDO	0.110%	3/7/12	6,600	6,600

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Oregon Health Sciences University
Revenue VRDO	0.140%	3/7/12	13,000	13,000
Russell County VA Industrial Development
Authority Hospital Revenue
(STS Health Alliance) VRDO	0.100%	3/7/12	9,530	9,530
Salem OH Hospital Facilities Revenue
(Salem Community Hospital Project) VRDO	0.130%	3/7/12	13,400	13,400
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.130%	3/7/12	16,500	16,500
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health) VRDO	0.130%	3/7/12	31,000	31,000
South Placer CA Wastewater Authority
Revenue VRDO	0.110%	3/7/12	13,000	13,000
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.130%	3/7/12	14,000	14,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott & White
Healthcare Project) VRDO	0.150%	3/7/12	68,000	68,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	3/7/12	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	3/7/12	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.160%	3/7/12	22,430	22,430
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	3/7/12	34,620	34,620
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.160%	3/7/12	67,475	67,475
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.110%	3/7/12	19,600	19,600
University of South Florida Financing Corp.
COP VRDO	0.140%	3/7/12	40,700	40,700
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.140%	3/7/12	15,100	15,100
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.140%	3/7/12	19,250	19,250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.120%	3/7/12	7,200	7,200
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.160%	3/7/12	13,500	13,500
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.160%	3/7/12	19,500	19,500
7 Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.160%	3/7/12	10,490	10,490
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.130%	3/7/12	24,975	24,975
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.110%	3/7/12	43,500	43,500
Washington Higher Education Facilities Authority
Revenue (Bastyr University Project) VRDO	0.140%	3/7/12	7,800	7,800

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	Washington Housing Finance Commission
	Non-profit Housing Revenue (Rockwood
	Retirement Communities Program) VRDO	0.140%	3/7/12	6,100	6,100
	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area
	Medical Center Inc.) VRDO	0.110%	3/7/12	30,045	30,045
	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital)
	VRDO	0.090%	3/7/12	20,500	20,500
	Wisconsin Health & Educational Facilities
	Authority Revenue (Aurora Health Care Inc.)
	VRDO	0.120%	3/7/12	31,200	31,200
Total Tax-Exempt Municipal Bonds (Cost $3,066,785)					3,066,785
Taxable Municipal Bonds (0.3%)
7	BlackRock Municipal Income Trust TOB VRDO	0.350%	3/1/12	207,000	207,000
7	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.350%	3/1/12	100,000	100,000
7	Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.290%	3/7/12	13,000	13,000
7	Massachusetts Transportation
	Fund Revenue TOB VRDO	0.290%	3/7/12	13,100	13,100
7	Seattle WA Municipal Light &
	Power Revenue TOB VRDO	0.290%	3/7/12	6,400	6,400
Total Taxable Municipal Bonds (Cost $339,500)					339,500
Total Investments (103.9%) (Cost $118,105,342)					118,105,342
Other Assets and Liabilities (-3.9%)
Other Assets					2,559,929
Liabilities					(7,015,535)
					(4,455,606)
Net Assets (100%)					113,649,736

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value					118,105,342
Receivables for Investment Securities Sold					1,996,138
Receivables for Capital Shares Issued					403,923
Other Assets					159,868
Total Assets					120,665,271
Liabilities
Payables for Investment Securities Purchased					6,714,190
Payables for Capital Shares Redeemed					258,456
Other Liabilities					42,889
Total Liabilities					7,015,535
Net Assets					113,649,736

Prime Money Market Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	113,640,679
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	9,057
Net Assets	113,649,736

Investor Shares—Net Assets
Applicable to 90,628,168,975 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	90,644,944
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 23,001,866,873 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,004,792
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 29, 2012, the aggregate value of these securities was $15,307,361,000, representing 13.5% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $349,990,000, representing 0.3% of net assets.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	111,516
Total Income	111,516
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,205
Management and Administrative—Investor Shares	59,909
Management and Administrative—Institutional Shares	6,479
Marketing and Distribution—Investor Shares	12,804
Marketing and Distribution—Institutional Shares	3,091
Custodian Fees	973
Shareholders’ Reports—Investor Shares	512
Shareholders’ Reports—Institutional Shares	68
Trustees’ Fees and Expenses	60
Total Expenses	86,101
Net Investment Income	25,415
Realized Net Gain (Loss) on Investment Securities Sold	751
Net Increase (Decrease) in Net Assets Resulting from Operations	26,166
1 Interest income from an affiliated company of the fund was $837,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,415	90,513
Realized Net Gain (Loss)	751	1,676
Net Increase (Decrease) in Net Assets Resulting from Operations	26,166	92,189
Distributions
Net Investment Income
Investor Shares	(13,410)	(55,253)
Institutional Shares	(12,005)	(35,260)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Return of Capital
Total Distributions	(25,415)	(90,513)
Capital Share Transactions
Investor Shares	(1,759,338)	3,718,120
Institutional Shares	1,265,399	2,631,581
Net Increase (Decrease) from Capital Share Transactions	(493,939)	6,349,701
Total Increase (Decrease)	(493,188)	6,351,377
Net Assets
Beginning of Period	114,142,924	107,791,547
End of Period	113,649,736	114,142,924

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.001	.001	.013	.035	.051
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.001	.001	.013	.035	.051
Distributions
Dividends from Net Investment Income	(.0001)	(.001)	(.001)	(.013)	(.035)	(.051)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.001)	(.001)	(.013)	(.035)	(.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.06%	0.08%	1.31%	3.60%	5.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,645	$92,404	$88,684	$96,078	$92,483	$84,052
Ratio of Total Expenses to
Average Net Assets	0.17%	0.20%	0.23%	0.28%[2]	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.06%	0.08%	1.25%	3.49%	5.10%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.002	.002	.015	.037	.053
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.002	.002	.015	.037	.053
Distributions
Dividends from Net Investment Income	(.0005)	(.002)	(.002)	(.015)	(.037)	(.053)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0005)	(.002)	(.002)	(.015)	(.037)	(.053)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.05%	0.17%	0.22%	1.47%	3.75%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,005	$21,739	$19,107	$18,323	$13,844	$10,022
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.13%[1]	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.11%	0.17%	0.22%	1.40%	3.64%	5.26%
The expense ratio and net income ratio for the current period have been annualized.
1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2008–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $17,629,000

Prime Money Market Fund

to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 7.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield so as to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	51,757,814	51,757,814	119,751,906	119,751,906
Issued in Lieu of Cash Distributions	13,130	13,130	53,993	53,993
Redeemed	(53,530,282)	(53,530,282)	(116,087,779)	(116,087,779)
Net Increase (Decrease)—Investor Shares	(1,759,338)	(1,759,338)	3,718,120	3,718,120
Institutional Shares
Issued	9,415,745	9,415,745	20,303,805	20,303,805
Issued in Lieu of Cash Distributions	11,707	11,707	34,248	34,248
Redeemed	(8,162,053)	(8,162,053)	(17,706,472)	(17,706,472)
Net Increase (Decrease)—Institutional Shares	1,265,399	1,265,399	2,631,581	2,631,581

E. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 29, 2012

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.19%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	57 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	13.5%
U.S. Government Agency Obligations	81.5
Repurchase Agreements	5.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.11%, reflecting a temporary reduction in operating expenses
(described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.17%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2001, Through February 29, 2012
		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2002	2.12%	1.48%
2003	1.11	0.64
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.00	0.00
7-day SEC yield (2/29/2012): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.01%	1.59%	1.93%

See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (98.7%)
2	Fannie Mae Discount Notes	0.060%	3/1/12	5,359	5,359
2	Fannie Mae Discount Notes	0.025%–0.035%	3/7/12	25,600	25,600
2	Fannie Mae Discount Notes	0.060%	3/19/12	29,500	29,499
2	Fannie Mae Discount Notes	0.100%	3/21/12	10,000	9,999
2	Fannie Mae Discount Notes	0.040%–0.050%	4/2/12	24,245	24,244
2	Fannie Mae Discount Notes	0.040%	4/3/12	13,000	13,000
2	Fannie Mae Discount Notes	0.040%–0.100%	4/4/12	95,030	95,021
2	Fannie Mae Discount Notes	0.045%	4/11/12	3,000	3,000
2	Fannie Mae Discount Notes	0.080%–0.100%	4/18/12	69,900	69,891
2	Fannie Mae Discount Notes	0.050%–0.100%	4/25/12	117,565	117,553
2	Fannie Mae Discount Notes	0.090%–0.095%	5/2/12	115,000	114,982
2	Fannie Mae Discount Notes	0.050%–0.080%	5/9/12	89,400	89,391
2	Fannie Mae Discount Notes	0.100%	5/14/12	37,000	36,992
2	Fannie Mae Discount Notes	0.055%	5/21/12	19,500	19,498
3	Federal Home Loan Bank
	Discount Notes	0.025%	3/7/12	15,000	15,000
3	Federal Home Loan Bank
	Discount Notes	0.100%	3/28/12	25,398	25,396
3	Federal Home Loan Bank
	Discount Notes	0.050%–0.060%	4/4/12	10,200	10,200
3	Federal Home Loan Bank
	Discount Notes	0.030%	4/9/12	75,000	74,998
3	Federal Home Loan Bank
	Discount Notes	0.045%–0.100%	4/18/12	86,000	85,994
3	Federal Home Loan Bank
	Discount Notes	0.060%	4/20/12	5,380	5,380
3	Federal Home Loan Bank
	Discount Notes	0.070%–0.080%	4/27/12	126,000	125,985
3	Federal Home Loan Bank
	Discount Notes	0.070%	5/2/12	30,000	29,996
3	Federal Home Loan Bank
	Discount Notes	0.100%	5/4/12	104,000	103,982
3	Federal Home Loan Bank
	Discount Notes	0.150%	5/9/12	4,000	3,999
3	Federal Home Loan Bank
	Discount Notes	0.156%	5/11/12	5,000	4,998

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank
	Discount Notes	0.080%–0.153%	5/16/12	118,000	117,972
3	Federal Home Loan Bank
	Discount Notes	0.060%	5/18/12	5,000	4,999
3	Federal Home Loan Bank
	Discount Notes	0.175%–0.180%	8/15/12	79,000	78,935
[2,4]	Federal Home Loan Mortgage Corp.	0.185%	8/24/12	60,000	59,986
[2,4]	Federal Home Loan Mortgage Corp.	0.205%	3/21/13	13,000	12,993
[2,4]	Federal Home Loan Mortgage Corp.	0.213%	5/6/13	48,000	47,973
[2,4]	Federal Home Loan Mortgage Corp.	0.214%	6/3/13	60,000	59,970
[2,4]	Federal Home Loan Mortgage Corp.	0.196%	6/17/13	123,200	123,243
[2,4]	Federal National Mortgage Assn.	0.266%	8/23/12	160,000	160,009
[2,4]	Federal National Mortgage Assn.	0.276%	9/17/12	40,000	39,996
[2,4]	Federal National Mortgage Assn.	0.266%	11/23/12	70,000	69,984
[2,4]	Federal National Mortgage Assn.	0.244%	8/12/13	30,000	29,987
[2,4]	Federal National Mortgage Assn.	0.230%	11/8/13	50,000	49,974
[2,4]	Federal National Mortgage Assn.	0.221%	11/14/13	65,000	64,967
2	Freddie Mac Discount Notes	0.020%–0.095%	3/5/12	144,338	144,338
2	Freddie Mac Discount Notes	0.025%–0.090%	3/12/12	22,200	22,200
2	Freddie Mac Discount Notes	0.025%	3/19/12	43,444	43,443
2	Freddie Mac Discount Notes	0.040%–0.090%	3/20/12	17,279	17,278
2	Freddie Mac Discount Notes	0.100%	3/26/12	15,000	14,999
2	Freddie Mac Discount Notes	0.040%–0.100%	4/2/12	35,300	35,297
2	Freddie Mac Discount Notes	0.040%	4/4/12	35,780	35,779
2	Freddie Mac Discount Notes	0.050%	4/5/12	6,500	6,500
2	Freddie Mac Discount Notes	0.100%	4/9/12	50,000	49,995
2	Freddie Mac Discount Notes	0.050%–0.100%	4/16/12	116,780	116,765
2	Freddie Mac Discount Notes	0.050%	4/23/12	69,400	69,395
2	Freddie Mac Discount Notes	0.080%	4/30/12	100,000	99,987
2	Freddie Mac Discount Notes	0.085%–0.100%	5/7/12	78,647	78,633
2	Freddie Mac Discount Notes	0.080%	5/14/12	25,000	24,996
2	Freddie Mac Discount Notes	0.050%–0.070%	5/16/12	185,000	184,976
2	Freddie Mac Discount Notes	0.100%	6/4/12	109,531	109,502
	United States Treasury Bill	0.010%	3/15/12	23,724	23,724
	United States Treasury Bill	0.020%–0.026%	3/29/12	105,000	104,998
	United States Treasury Bill	0.070%–0.115%	5/31/12	275,000	274,938
	United States Treasury Bill	0.065%	7/5/12	75,000	74,983
	United States Treasury Bill	0.125%–0.130%	8/16/12	90,000	89,947
	United States Treasury Bill	0.145%	8/30/12	50,000	49,963
	United States Treasury Note/Bond	1.375%	3/15/12	175,000	175,088
	United States Treasury Note/Bond	1.375%	4/15/12	25,000	25,040
	United States Treasury Note/Bond	4.500%	4/30/12	15,000	15,109
	United States Treasury Note/Bond	1.000%	4/30/12	20,000	20,031
	United States Treasury Note/Bond	1.375%	5/15/12	75,000	75,200
	United States Treasury Note/Bond	4.750%	5/31/12	15,000	15,174
	United States Treasury Note/Bond	1.875%	6/15/12	85,000	85,426
	United States Treasury Note/Bond	4.875%	6/30/12	80,000	81,254
	United States Treasury Note/Bond	1.500%	7/15/12	90,000	90,458
	United States Treasury Note/Bond	4.625%	7/31/12	40,000	40,744
Total U.S. Government and Agency Obligations (Cost $4,357,105)					4,357,105

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (5.2%)
Goldman Sachs & Co.
(Dated 2/29/12, Repurchase Value
$25,000,000, collateralized by
U.S. Treasury Note 2.650%, 7/15/17)	0.160%	3/1/12	25,000	25,000
JPMorgan Securities LLC
(Dated 2/29/12, Repurchase Value
$112,000,000, collateralized by
U.S. Treasury Note 1.250%, 4/15/14)	0.120%	3/1/12	112,000	112,000
RBC Capital Markets LLC
(Dated 2/29/12, Repurchase Value
$92,935,000, collateralized by
U.S. Treasury Note 1.375%, 11/30/15)	0.110%	3/1/12	92,935	92,935
Total Repurchase Agreements (Cost $229,935)				229,935
Total Investments (103.9%) (Cost $4,587,040)				4,587,040
Other Assets and Liabilities (-3.9%)
Other Assets				10,267
Liabilities				(180,771)
				(170,504)
Net Assets (100%)
Applicable to 4,415,903,142 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,416,536
Net Asset Value Per Share				$1.00

At February 29, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				4,416,422
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				114
Net Assets				4,416,536

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest	2,761
Total Income	2,761
Expenses
The Vanguard Group—Note B
Investment Advisory Services	91
Management and Administrative	3,185
Marketing and Distribution	491
Custodian Fees	38
Shareholders’ Reports	28
Trustees’ Fees and Expenses	3
Total Expenses	3,836
Expense Reduction—Note B	(1,305)
Net Expenses	2,531
Net Investment Income	230
Realized Net Gain (Loss) on Investment Securities Sold	6
Net Increase (Decrease) in Net Assets Resulting from Operations	236

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	230	903
Realized Net Gain (Loss)	6	45
Net Increase (Decrease) in Net Assets Resulting from Operations	236	948
Distributions
Net Investment Income	(230)	(903)
Realized Capital Gain	—	—
Total Distributions	(230)	(903)
Capital Share Transactions (at $1.00)
Issued	208,391	474,221
Issued in Lieu of Cash Distributions	225	881
Redeemed	(585,987)	(1,729,232)
Net Increase (Decrease) from Capital Share Transactions	(377,371)	(1,254,130)
Total Increase (Decrease)	(377,365)	(1,254,085)
Net Assets
Beginning of Period	4,793,901	6,047,986
End of Period	4,416,536	4,793,901

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0002	.0004	.011	.034
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.00005	.0002	.0004	.011	.034
Distributions
Dividends from Net Investment Income	(.00005)	(.0002)	(.0004)	(.011)	(.034)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.00005)	(.0002)	(.0004)	(.011)	(.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.02%	0.04%	1.06%	3.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,417	$4,794	$6,048	$9,386	$8,982
Ratio of Expenses to
Average Net Assets	0.11%[2]	0.19%	0.22%	0.27%[3]	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.04%	1.03%	3.33%
The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.17%. See Note B in the Notes to Financial Statements.
3 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2008–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $692,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 29, 2012, Vanguard’s management and administrative expenses were reduced by $1,305,000 (an effective annual rate of 0.06% of the fund’s average net assets).

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of February 29, 2012

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.11%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	55 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.02%, reflecting a temporary reduction in operating expenses
(described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.11%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2001, Through February 29, 2012
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2002	2.15%	1.58%
2003	1.20	0.67
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.00	0.00
7-day SEC yield (2/29/2012): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.02%	1.41%	1.85%

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (108.1%)
United States Treasury Bill	0.030%	3/1/12	1,154,228	1,154,228
United States Treasury Bill	0.013%–0.015%	3/8/12	1,135,414	1,135,411
United States Treasury Bill	0.010%	3/15/12	766,455	766,452
United States Treasury Bill	0.005%	3/22/12	1,090,000	1,089,997
United States Treasury Bill	0.025%	3/29/12	830,000	829,984
United States Treasury Bill	0.060%	4/5/12	525,000	524,969
United States Treasury Bill	0.010%–0.020%	4/12/12	733,000	732,986
United States Treasury Bill	0.030%	4/19/12	930,000	929,962
United States Treasury Bill	0.043%–0.044%	4/26/12	1,210,000	1,209,918
United States Treasury Bill	0.055%–0.060%	5/3/12	760,000	759,923
United States Treasury Bill	0.080%–0.095%	5/10/12	550,079	549,993
United States Treasury Bill	0.040%–0.095%	5/17/12	1,264,000	1,263,797
United States Treasury Bill	0.090%	5/24/12	1,150,000	1,149,759
United States Treasury Bill	0.108%–0.113%	5/31/12	1,154,000	1,153,679
United States Treasury Bill	0.055%	6/28/12	300,000	299,946
United States Treasury Bill	0.061%	7/5/12	390,000	389,917
United States Treasury Bill	0.055%	7/12/12	300,000	299,939
United States Treasury Bill	0.125%	8/16/12	250,000	249,854
United States Treasury Note/Bond	1.375%	3/15/12	418,000	418,207
United States Treasury Note/Bond	4.500%	3/31/12	100,000	100,362
United States Treasury Note/Bond	1.875%	6/15/12	400,000	402,067
Total U.S. Government and Agency Obligations (Cost $15,411,350)				15,411,350
Total Investments (108.1%) (Cost $15,411,350)				15,411,350
Other Assets and Liabilities (-8.1%)
Other Assets				17,247
Liabilities				(1,165,618)
				(1,148,371)
Net Assets (100%)
Applicable to 14,259,762,291 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				14,262,979
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	15,411,350
Accrued Income	6,112
Other Assets	11,135
Total Assets	15,428,597
Liabilities
Payables for Investment Securities Purchased	1,153,679
Other Liabilities	11,939
Total Liabilities	1,165,618
Net Assets	14,262,979

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	14,262,813
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	166
Net Assets	14,262,979

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest	2,403
Total Income	2,403
Expenses
The Vanguard Group—Note B
Investment Advisory Services	290
Management and Administrative	6,061
Marketing and Distribution	1,364
Custodian Fees	111
Shareholders’ Reports	45
Trustees’ Fees and Expenses	7
Total Expenses	7,878
Expense Reduction—Note B	(6,211)
Net Expenses	1,667
Net Investment Income	736
Realized Net Gain (Loss) on Investment Securities Sold	23
Net Increase (Decrease) in Net Assets Resulting from Operations	759

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	736	2,726
Realized Net Gain (Loss)	23	110
Net Increase (Decrease) in Net Assets Resulting from Operations	759	2,836
Distributions
Net Investment Income	(736)	(2,726)
Realized Capital Gain	—	—
Total Distributions	(736)	(2,726)
Capital Share Transactions (at $1.00)
Issued	498,547	976,384
Issued in Lieu of Cash Distributions	714	2,643
Redeemed	(1,550,187)	(4,391,653)
Net Increase (Decrease) from Capital Share Transactions	(1,050,926)	(3,412,626)
Total Increase (Decrease)	(1,050,903)	(3,412,516)
Net Assets
Beginning of Period	15,313,882	18,726,398
End of Period	14,262,979	15,313,882

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0002	.0003	.007	.030	.049
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0002	.0003	.007	.030	.049
Distributions
Dividends from Net Investment Income	(.00005)	(.0002)	(.0003)	(.007)	(.030)	(.049)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0002)	(.0003)	(.007)	(.030)	(.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.02%	0.03%	0.70%	3.08%	5.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,263	$15,314	$18,726	$25,435	$23,289	$20,064
Ratio of Expenses to
Average Net Assets	0.02%[2]	0.11%[2]	0.14%	0.15%[3]	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.03%	0.74%	2.98%	4.90%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratios of total expenses to average net assets before expense reductions were 0.11% and 0.12%. See Note B in Notes to Financial
Statements.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2008–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $2,223,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the period ended February 29, 2012, Vanguard’s expenses were reduced by $6,211,000 (an effective annual rate of 0.09% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Admiral Treasury Money Market Fund

At February 29, 2012, 100% of the market value of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2011	2/29/2012	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.15	$0.85
Institutional Shares	1,000.00	1,000.52	0.45
Federal Money Market Fund	$1,000.00	$1,000.05	$0.55
Admiral Treasury Money Market Fund	$1,000.00	$1,000.05	$0.10
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
Institutional Shares	1,000.00	1,024.42	0.45
Federal Money Market Fund	$1,000.00	$1,024.32	$0.55
Admiral Treasury Money Market Fund	$1,000.00	$1,024.76	$0.10

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.17% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market
Fund, 0.11%; and for the Admiral Treasury Money Market Fund, 0.02%. The annualized six-month expense ratios for the Federal Money
Market Fund and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the
Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Federal Money Market Fund,
0.17%; for the Admiral Treasury Money Market Fund, 0.11%.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
Association of Manufacturers; Chairman of the Board	Vanguard Marketing Corporation since 2005;
of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team
Peter F. Volanakis
	Mortimer J. Buckley	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Kathleen C. Gubanich	James M. Norris
Occupation(s) During the Past Five Years: President	Paul A. Heller	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Martha G. King	George U. Sauter
Incorporated (communications equipment); Director of	Chris D. McIsaac
Corning Incorporated (2000-2010) and Dow Corning
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck	Chairman Emeritus and Senior Advisor
School of Business Administration at Dartmouth
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal	Founder
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial
Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD MONEY MARKET RESERVES

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number
2-11444, Incorporated by Reference.